Expense Example - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - Select Gold Portfolio	Apr. 29, 2023 USD ($)
Fidelity Advisor Gold Fund - Class I
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	954
Fidelity Advisor Gold Fund - Class A
Expense Example:
1 year	680
3 years	902
5 years	1,141
10 years	1,827
Fidelity Advisor Gold Fund - Class C
Expense Example:
1 year	282
3 years	563
5 years	970
10 years	1,921
Fidelity Advisor Gold Fund - Class M
Expense Example:
1 year	483
3 years	763
5 years	1,063
10 years	1,917
Fidelity Advisor Gold Fund - Class Z
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 786